12. Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 2,096,474	$ 1,937,004
Deferred tax expense (benefit)	(172,562)	(172,374)
Total income tax (benefit) expense	$ 1,923,912	$ 1,764,630